Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 18, 2013	Dec. 31, 2012	Jul. 01, 2013	Mar. 18, 2013	Sep. 12, 2013	Feb. 12, 2014	Jan. 07, 2014	Mar. 11, 2014	Oct. 15, 2013	Nov. 30, 2013
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized	0	37,750,000
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	37,750,000
Redeemable convertible preferred stock		$ 37,709,000
Dividends declared	0	0
Redeemable preferred stock, earliest redemption date	Sep. 30, 2020
Maximum redemption percentage	75.00%
Redemption of preferred units	Under the terms of the Company’s Certificate of Incorporation, as amended and restated on March 11, 2014, the holders of the Redeemable Preferred Stock who requested redemption of their Redeemable Preferred Stock were entitled to receive an amount per share equal to the Original Issue Price of $1.00, $1.50 or $4.2345 for each share of Series A, Series B or Series C Preferred Stock, respectively, plus all accruing dividends, whether or not declared, and were to be paid in three annual installments commencing not more than sixty days after receipt of notification by the Company.
Preferred stock, shares authorized	5,000,000	0
Minimum [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, redemption price	$ 14.18
Proceeds from the issuance of preferred stock, gross	30,000,000
Percentage of outstanding shares of preferred stock	75.00%
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value			$ 1.00
Redeemable convertible preferred stock, shares issued			250,000
Proceeds from the issuance of preferred stock, net proceeds			250,000
Redeemable convertible preferred Stock, issuance costs		18,000		6,000
Dividends payable	$ 0.08
Dividends declared	0	0
Liquidation Preference, per share	$ 1.00
Redeemable convertible preferred stock, redemption price	$ 1.00
Redeemable convertible preferred stock, conversion rate	$ 3.15
Proceeds from the issuance of preferred stock, gross		22,732,000		8,994,000
Series A Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Liquidation proceeds, in excess of liquidation Preference, per share	$ 2.50
Series A Preferred Stock [Member] | Second Tranche [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value					$ 1.00	$ 1.00
Redeemable convertible preferred stock, shares issued					5,000,000	5,000,000
Proceeds from the issuance of preferred stock, net proceeds					4,999,000	4,996,000
Series A Preferred Stock [Member] | Third Tranche [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value							$ 1.00
Redeemable convertible preferred stock, shares issued							12,500,000
Proceeds from the issuance of preferred stock, net proceeds							12,487,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value								$ 1.50	$ 1.50		$ 1.50
Redeemable convertible preferred stock, shares issued								3,333,333	6,666,666		20,000,000
Proceeds from the issuance of preferred stock, net proceeds								5,000,000	9,995,000
Redeemable convertible preferred Stock, issuance costs	30,000
Redeemable convertible preferred stock											10,000,000
Dividends payable	$ 0.12
Dividends declared	0	0
Liquidation Preference, per share	$ 1.50
Redeemable convertible preferred stock, redemption price	$ 1.50
Redeemable convertible preferred stock, conversion rate	$ 4.725
Proceeds from the issuance of preferred stock, gross	14,970,000
Series B Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Liquidation proceeds, in excess of liquidation Preference, per share	$ 3.75
Series B Preferred Stock [Member] | Second Tranche [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Undrawn amount								5,000,000
Series B Preferred Stock [Member] | First Tranche [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock												10,000,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value										$ 4.2345
Redeemable convertible preferred stock, shares issued										8,973,905
Proceeds from the issuance of preferred stock, net proceeds										37,981,000
Redeemable convertible preferred Stock, issuance costs	110,000
Dividends payable	$ 0.34
Dividends declared	0	0
Liquidation Preference, per share	$ 4.2345
Redeemable convertible preferred stock, redemption price	$ 4.2345
Redeemable convertible preferred stock, conversion rate	$ 13.338675
Proceeds from the issuance of preferred stock, gross	$ 37,890,000
Series C Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Liquidation proceeds, in excess of liquidation Preference, per share	$ 10.58